SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 67,827	$ 117,093
Work in process	265,386	876,021
Finished goods	2,727,827	2,523,455
Inventory, gross	3,061,040	3,516,569
Less: inventory allowance	(381,765)	(146,684)
Inventory, net	$ 2,679,275	$ 3,369,885